-------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                         September 22, 2005
-------------------------------------------------------------------------------


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2005

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                             [Accessor logo]
--------------------------------------------------------------------------------

           NOT FDIC INSURED        NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

On August 29, 2005, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of J. P. Morgan Fleming Asset Management (London) Limited ("JP Morgan") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Pictet International Management Limited ("Pictet") as the money manager of the International Equity Fund, effective October 1, 2005. The appointment of Pictet will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Pictet relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and JP Morgan. Specifically, the duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to Pictet are set forth below. The Money Manager Agreement with JP Morgan will remain in effect until close of business on September 30, 2005. Beginning October 1, 2005, Pictet will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. Pictet is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.

In connection with the appointment of Pictet as the money manager of the International Equity Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 10, the following is added to the Summary - Principal Strategies - International Equity Fund following the Second full paragraph:

Effective October 1, 2005, Pictet International Management Limited ("Pictet") will serve as the Fund's Money Manager. As the Fund's Money Manager, Pictet will seek to meet the Fund's investment objective by investing primarily in the stocks based on valuation and timing, not as proxies for country or sector exposure. Pictet does not invest in a purely growth style or a purely value style but rather draws upon internal resources to assess industry dynamics, business franchise/management strategy, financial strength, and valuation. The Fund will maintain an average market capitalization similar to the average market capitalization of the MSCI EAFE + EM Index. Pictet will attempt to exceed the performance of the MSCI EAFE + EM Index over a cycle of five years. Prior to October 1, 2005, J. P. Morgan Fleming Asset Management (London) Ltd. was the Money Manager of the International Equity Fund.

On page 48-49, the following replaces the Money Manager section of the International Equity Fund in its entirety:

Money Manager Pictet International Management Limited, Level 37, Tower 42,
              25 Old Broad Street,  London,  England EC2N 1HQ.

Founded in 1980, Pictet International Management Limited has managed the Fund since October 1, 2005. Pictet and its affiliates have approximately $55 billion of assets under management as of December 31, 2004. Pictet uses a team approach in managing the International Equity Fund. A team of three experienced senior investment managers primarilybased in London is responsible for implementing the investment strategies of the International Equity Fund. This team of senior investment managers is comprised of: Richard Heelis, Head & Senior Investment Manager, Fabio Paolini, Senior Investment Manager and Aylin Suntay, Senior Investment Manager and are responsible for the investment policy and management of the fund. Mr. Heelis has been with Pictet since 1999 and is now the Head of the Regional Equities Team. Mr. Paolini has been with Pictet since 1997 and Ms. Suntay has been with Pictet since 2001. Before joining Pictet, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors between 1999-2001.

The Statement of Additional Information provides additional information about each of the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager's services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid quarterly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $50,000,000
0.40% above $100,000,000

Prior to Pictet, J. P. Morgan Fleming Asset Management (London) Ltd. ("JPMorgan"), managed the International Equity Fund from January 7, 2002 through September 30, 2005. The fee paid to JPMorgan effective January 1, 2005 was computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $100,000,000
0.40% above $150,000,000

Prior to January 1, 2005, the Money Manager earned a management fee that consisted of a basic fee and a performance fee. The basic fee was equal to an annual rate of 0.20% of the Fund's average daily net assets over the period which performance was measured up to a maximum of $400,000 annualized. The performance fee was calculated based on the percentage amount by which the Fund's performance exceeded or trailed that of its benchmark index. The Statement of Additional Information contains more information on the prior management fee structure.



-------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                                       September 22, 2005
-------------------------------------------------------------------------------


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2005

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                            [Accessor logo]
--------------------------------------------------------------------------------

           NOT FDIC INSURED        NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

On August 29, 2005, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of J. P. Morgan Fleming Asset Management (London) Limited ("JP Morgan") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Pictet International Management Limited ("Pictet") as the money manager of the International Equity Fund, effective October 1, 2005. The appointment of Pictet will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Pictet relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and JP Morgan. Specifically, the duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to Pictet are set forth below. The Money Manager Agreement with JP Morgan will remain in effect until close of business on September 30, 2005. Beginning October 1, 2005, Pictet will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. Pictet is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.

In connection with the appointment of Pictet as the money manager of the International Equity Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 10, the following is added to the Summary - Principal Strategies - International Equity Fund following the Second full paragraph:

Effective October 1, 2005, Pictet International Management Limited ("Pictet") will serve as the Fund's Money Manager. As the Fund's Money Manager, Pictet will seek to meet the Fund's investment objective by investing primarily in the stocks based on valuation and timing, not as proxies for country or sector exposure. Pictet does not invest in a purely growth style or a purely value style but rather draws upon internal resources to assess industry dynamics, business franchise/management strategy, financial strength, and valuation. The Fund will maintain an average market capitalization similar to the average market capitalization of the MSCI EAFE + EM Index. Pictet will attempt to exceed the performance of the MSCI EAFE + EM Index over a cycle of five years. Prior to October 1, 2005, J. P. Morgan Fleming Asset Management (London) Ltd. was the Money Manager of the International Equity Fund.

On pages 48-49, the following replaces the Money Manager section of the International Equity Fund in its entirety:

Money Manager Pictet International Management Limited, Level 37, Tower 42,
              25 Old Broad Street,  London,  England EC2N 1HQ.

Founded in 1980, Pictet International Management Limited has managed the Fund since October 1, 2005. Pictet and its affiliates have approximately $55 billion of assets under management as of December 31, 2004. Pictet uses a team approach in managing the International Equity Fund. A team of three experienced senior investment managers primarilybased in London is responsible for implementing the investment strategies of the International Equity Fund. This team of senior investment managers is comprised of: Richard Heelis, Head & Senior Investment Manager, Fabio Paolini, Senior Investment Manager and Aylin Suntay, Senior Investment Manager and are responsible for the investment policy and management of the fund. Mr. Heelis has been with Pictet since 1999 and is now the Head of the Regional Equities Team. Mr. Paolini has been with Pictet since 1997 and Ms. Suntay has been with Pictet since 2001. Before joining Pictet, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors between 1999-2001.

The Statement of Additional Information provides additional information about each of the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager's services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid quarterly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $50,000,000
0.40% above $100,000,000

Prior to Pictet, J. P. Morgan Fleming Asset Management (London) Ltd. ("JPMorgan"), managed the International Equity Fund from January 7, 2002 through September 30, 2005. The fee paid to JPMorgan effective January 1, 2005 was computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $100,000,000
0.40% above $150,000,000

Prior to January 1, 2005, the Money Manager earned a management fee that consisted of a basic fee and a performance fee. The basic fee was equal to an annual rate of 0.20% of the Fund's average daily net assets over the period which performance was measured up to a maximum of $400,000 annualized. The performance fee was calculated based on the percentage amount by which the Fund's performance exceeded or trailed that of its benchmark index. The Statement of Additional Information contains more information on the prior management fee structure.



-------------------------------------------------------------------------------
A&C CLASS SHARES                                             September 22, 2005
-------------------------------------------------------------------------------


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2005

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


--------------------------------------------------------------------------------
    ACCESSOR FUNDS, INC.                                        [Accessor logo]
--------------------------------------------------------------------------------

           NOT FDIC INSURED        NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

On August 29, 2005, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of J. P. Morgan Fleming Asset Management (London) Limited ("JP Morgan") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Pictet International Management Limited ("Pictet") as the money manager of the International Equity Fund, effective October 1, 2005. The appointment of Pictet will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Pictet relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and JP Morgan. Specifically, the duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to Pictet are set forth below. The Money Manager Agreement with JP Morgan will remain in effect until close of business on September 30, 2005. Beginning October 1, 2005, Pictet will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. Pictet is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.

In connection with the appointment of Pictet as the money manager of the International Equity Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 10, the following is added to the Summary - Principal Strategies - International Equity Fund following the Second full paragraph:

Effective October 1, 2005, Pictet International Management Limited ("Pictet") will serve as the Fund's Money Manager. As the Fund's Money Manager, Pictet will seek to meet the Fund's investment objective by investing primarily in the stocks based on valuation and timing, not as proxies for country or sector exposure. Pictet does not invest in a purely growth style or a purely value style but rather draws upon internal resources to assess industry dynamics, business franchise/management strategy, financial strength, and valuation. The Fund will maintain an average market capitalization similar to the average market capitalization of the MSCI EAFE + EM Index. Pictet will attempt to exceed the performance of the MSCI EAFE + EM Index over a cycle of five years. Prior to October 1, 2005, J. P. Morgan Fleming Asset Management (London) Ltd. was the Money Manager of the International Equity Fund.

On pages 50-51, the following replaces the Money Manager section of the International Equity Fund in its entirety:

Money Manager Pictet International Management Limited, Level 37, Tower 42,
              25 Old Broad Street,  London,  England EC2N 1HQ.

Founded in 1980, Pictet International Management Limited has managed the Fund since October 1, 2005. Pictet and its affiliates have approximately $55 billion of assets under management as of December 31, 2004. Pictet uses a team approach in managing the International Equity Fund. A team of three experienced senior investment managers primarilybased in London is responsible for implementing the investment strategies of the International Equity Fund. This team of senior investment managers is comprised of: Richard Heelis, Head & Senior Investment Manager, Fabio Paolini, Senior Investment Manager and Aylin Suntay, Senior Investment Manager and are responsible for the investment policy and management of the fund. Mr. Heelis has been with Pictet since 1999 and is now the Head of the Regional Equities Team. Mr. Paolini has been with Pictet since 1997 and Ms. Suntay has been with Pictet since 2001. Before joining Pictet, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors between 1999-2001.

The Statement of Additional Information provides additional information about each of the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager's services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid quarterly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $50,000,000
0.40% above $100,000,000

Prior to Pictet, J. P. Morgan Fleming Asset Management (London) Ltd. ("JPMorgan"), managed the International Equity Fund from January 7, 2002 through September 30, 2005. The fee paid to JPMorgan effective January 1, 2005 was computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $100,000,000
0.40% above $150,000,000

Prior to January 1, 2005, the Money Manager earned a management fee that consisted of a basic fee and a performance fee. The basic fee was equal to an annual rate of 0.20% of the Fund's average daily net assets over the period which performance was measured up to a maximum of $400,000 annualized. The performance fee was calculated based on the percentage amount by which the Fund's performance exceeded or trailed that of its benchmark index. The Statement of Additional Information contains more information on the prior management fee structure.

-------------------------------------------------------------------------------
                                                            September 22, 2005
-------------------------------------------------------------------------------

                   SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS
                         INVESTOR CLASS PROSPECTUS AND
                              A&C CLASS PROSPECTUS
                              DATED APRIL 30, 2005

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                             [Accessor logo]
--------------------------------------------------------------------------------

           NOT FDIC INSURED        NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

On August 29, 2005, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of J. P. Morgan Fleming Asset Management (London) Limited ("JP Morgan") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Pictet International Management Limited ("Pictet") as the money manager of the International Equity Fund, effective October 1, 2005. The appointment of Pictet will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Pictet relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and JP Morgan. Specifically, the duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to Pictet are set forth below. The Money Manager Agreement with JP Morgan will remain in effect until close of business on September 30, 2005. Beginning October 1, 2005, Pictet will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. Pictet is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.

In connection with the appointment of Pictet as the money manager of the International Equity Fund, the following language is inserted in the following sections of the Prospectuses:

On page 10, the following is added to the Summary - Principal Strategies - International Equity Fund following the Second full paragraph:

Effective October 1, 2005, Pictet International Management Limited ("Pictet") will serve as the Fund's Money Manager. As the Fund's Money Manager, Pictet will seek to meet the Fund's investment objective by investing primarily in the stocks based on valuation and timing, not as proxies for country or sector exposure. Pictet does not invest in a purely growth style or a purely value style but rather draws upon internal resources to assess industry dynamics, business franchise/management strategy, financial strength, and valuation. The Fund will maintain an average market capitalization similar to the average market capitalization of the MSCI EAFE + EM Index. Pictet will attempt to exceed the performance of the MSCI EAFE + EM Index over a cycle of five years. Prior to October 1, 2005, J. P. Morgan Fleming Asset Management (London) Ltd. was the Money Manager of the International Equity Fund.

On page 48-49 (pages 50-51 of the A&C Class Prospectus), the following replaces the Money Manager section of the International Equity Fund in its entirety:

Money Manager Pictet International Management Limited, Level 37, Tower 42,
              25 Old Broad Street,  London,  England EC2N 1HQ.

Founded in 1980, Pictet International Management Limited has managed the Fund since October 1, 2005. Pictet and its affiliates have approximately $55 billion of assets under management as of December 31, 2004. Pictet uses a team approach in managing the International Equity Fund. A team of three experienced senior investment managers primarilybased in London is responsible for implementing the investment strategies of the International Equity Fund. This team of senior investment managers is comprised of: Richard Heelis, Head & Senior Investment Manager, Fabio Paolini, Senior Investment Manager and Aylin Suntay, Senior Investment Manager and are responsible for the investment policy and management of the fund. Mr. Heelis has been with Pictet since 1999 and is now the Head of the Regional Equities Team. Mr. Paolini has been with Pictet since 1997 and Ms. Suntay has been with Pictet since 2001. Before joining Pictet, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors between 1999-2001.

The Statement of Additional Information provides additional information about each of the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager's services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid quarterly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $50,000,000
0.40% above $100,000,000

Prior to Pictet, J. P. Morgan Fleming Asset Management (London) Ltd. ("JPMorgan"), managed the International Equity Fund from January 7, 2002 through September 30, 2005. The fee paid to JPMorgan effective January 1, 2005 was computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.50% on the first $50,000,000
0.45% on the next $100,000,000
0.40% above $150,000,000

Prior to January 1, 2005, the Money Manager earned a management fee that consisted of a basic fee and a performance fee. The basic fee was equal to an annual rate of 0.20% of the Fund's average daily net assets over the period which performance was measured up to a maximum of $400,000 annualized. The performance fee was calculated based on the percentage amount by which the Fund's performance exceeded or trailed that of its benchmark index. The Statement of Additional Information contains more information on the prior management fee structure.

                                  SUPPLEMENT TO
                      STATEMENT OF ADDITIONAL INFORMATION
DATED

On page 55 of the Statement of Additional Information, this information is added to the beginning of the third paragraph:

Effective October 1, 2005, Pictet International Management Limited ("Pictet") serves as the Money Manager for the International Equity Fund. Pictet International Management Limited ("Pictet") serves as Sub-Advisor for the Funds. The Sub-Advisor was established in 1980 and as of December 31, 2004 had approximately $1.276 billion of assets under management for more than 21 accounts. Pictet International Management Limited forms a part of Pictet Asset Management, the institutional business division of Pictet & Cie, and manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. Pictet is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom. Pictet is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2004, Pictet & Cie had approximately $113 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners.

On page 61 of the Statement of Additional Information, this information is added directly after "International Equity Fund"

Effective October 1, 2005, Pictet International Management Limited will be the Money Manager of the International Equity Fund.

Other Accounts Managed. The team of portfolio managers of the Fund are: Richard Heelis, Fabio Paolini and Aylin Suntay. The team of portfolio managers manage other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of December 31, 2004, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.



----------------------------- -------------------------- -------------------------- -------------------------
                               Registered Investment     Other Pooled Investment        Other Accounts
                               Companies Vehicles
----------------------------- -------------------------- -------------------------- -------------------------
----------------------------- -------------------------- -------------------------- -------------------------
Number of Accounts Managed                1                          1                         13
----------------------------- -------------------------- -------------------------- -------------------------
----------------------------- -------------------------- -------------------------- -------------------------
Number of Accounts with                   0                          0                         0
Performance Based Advisory
Fees
----------------------------- -------------------------- -------------------------- -------------------------
----------------------------- -------------------------- -------------------------- -------------------------
Assets Managed                         $10.8m                     $193.9m                    $25.4m
----------------------------- -------------------------- -------------------------- -------------------------
----------------------------- -------------------------- -------------------------- -------------------------
Assets      Managed     with              0                          0                         0
Performance-Based   Advisory
Fees
----------------------------- -------------------------- -------------------------- -------------------------

All assets mentioned above are managed by the team and include assets managed for personal and family accounts.

As of December 31, 2004, the portfolio managers beneficially owned no shares of the Fund.

Possible Conflicts of Interest. Potential conflicts of interests or duties may arise because Pictet engages in regulated activities for other clients. Pictet may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees. If any conflict or potential conflict arises, Pictet seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and Pictet uses its best efforts to obtain fair treatment of the Fund. In addition, Pictet employees are required to adhere to the Pictet's code of practice concerning personal dealings.

Compensation. Pictet offers a remuneration package that is competitive with current industry standards (they subscribe to industry pay surveys to measure their competitiveness), but which also directly reflects over and under performance in the application of the 'discretionary' elements of the package.

In addition to a basic salary, all staff are eligible for a discretionary annual profit-sharing bonus, which is dependent upon the success of Pictet Asset Management, the Group as a whole and the individual's own contribution. This is approximately 50-80% of salary. The assessment of individual performance takes place annually at a review meeting between the individual, the Partner responsible for Pictet Asset Management, Renaud de Planta, and the Chief Investment Officer, Nicholas Johnson. The process is based around an assessment report prepared by the individual's unit head. The report, in a standard format, allows for the grading of achievement and progress in a number of areas, including investment performance, business management, client relations and other aspects according to the individual's role and responsibilities.